INCOME TAXES - Schedule of Valuation Allowance (Details) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Recorded valuation allowance
Valuation allowance, beginning of year	$ (37,066)	$ (28,293)
Income tax provision	(3,742)	(8,773)
Valuation allowance, end of year	$ (40,808)	$ (37,066)